Portfolio of Investments
Wanger International, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.4%
Issuer	Shares	Value ($)
Australia 6.6%
Bapcor Ltd.	1,417,925	6,758,703
carsales.com Ltd.	242,640	3,756,386
IDP Education Ltd.	322,977	7,558,983
Johns Lyng Group Ltd.	544,728	3,526,178
Pro Medicus Ltd.	123,494	4,473,792
Total		26,074,042
Austria 0.8%
S&T AG(a)	179,998	3,363,459
Brazil 3.0%
Hapvida Participacoes e Investimentos SA	1,371,141	3,432,855
TOTVS SA	1,130,797	8,683,366
Total		12,116,221
Canada 2.3%
Altus Group Ltd.	94,775	3,828,451
Osisko Gold Royalties Ltd.	394,373	5,201,944
Total		9,030,395
China 1.4%
Silergy Corp.	48,000	5,628,039
Denmark 2.6%
ALK-Abello A/S(b)	274,520	6,051,782
SimCorp AS	60,736	4,453,803
Total		10,505,585
Finland 0.8%
Valmet OYJ	97,724	3,033,202
France 0.9%
Robertet SA	3,736	3,641,129
Germany 8.4%
Eckert & Ziegler Strahlen- und Medizintechnik AG	53,771	3,428,570
Hypoport SE(b)	21,632	8,165,770
Jenoptik AG	142,705	4,293,545
Nemetschek SE	81,358	7,813,123
Secunet Security Networks AG	4,896	2,263,663
Washtec AG	138,527	7,326,466
Total		33,291,137
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 0.3%
JUMBO SA	89,609	1,335,107
Hong Kong 0.4%
Modern Dental Group Ltd.	3,984,000	1,506,240
Italy 4.0%
Amplifon SpA	105,238	4,683,604
Carel Industries SpA	165,724	4,230,238
GVS SpA	245,750	2,223,007
Intercos SpA(b)	332,670	4,585,451
Total		15,722,300
Japan 17.1%
Aruhi Corp.	503,100	4,094,725
Avant Corp.	1,164,100	12,805,744
CyberAgent, Inc.	322,500	3,990,811
Daiseki Co., Ltd.	282,680	10,632,510
Fuso Chemical Co., Ltd.	156,900	5,765,064
Giken Ltd.	21,100	639,802
Hoshizaki Corp.	55,000	3,772,994
Seiren Co., Ltd.	124,600	2,261,265
Sekisui Chemical Co., Ltd.	359,100	5,145,510
Simplex Holdings, Inc.	266,800	4,161,732
Solasto Corp.	1,226,300	9,863,695
Valqua Ltd.	211,600	4,582,017
Total		67,715,869
Malta 0.5%
Kindred Group PLC	194,447	2,121,529
Mexico 1.3%
Corporación Inmobiliaria Vesta SAB de CV	2,714,098	5,183,941
Netherlands 4.0%
Argenx SE, ADR(b)	15,723	4,957,619
BE Semiconductor Industries NV	25,717	2,192,203
IMCD NV	50,378	8,594,107
Total		15,743,929
New Zealand 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	104,642	1,755,913
Wanger International | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Wanger International, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 2.6%
Koh Young Technology, Inc.	241,388	3,747,123
Korea Investment Holdings Co., Ltd.	103,663	6,659,718
Total		10,406,841
Spain 0.8%
Vidrala SA	47,539	3,335,730
Sweden 8.8%
AddTech AB, B Shares	492,912	9,463,082
Dometic Group AB	414,262	3,564,749
Dustin Group AB	470,140	4,027,233
Munters Group AB	773,968	4,794,685
Sectra AB, Class B(b)	645,729	9,863,629
Sweco AB, Class B	211,094	3,069,023
Total		34,782,401
Switzerland 3.1%
Belimo Holding AG, Registered Shares	14,831	7,854,793
Kardex Energy AG	13,274	3,056,843
Montana Aerospace AG(b),(c)	79,534	1,399,028
Total		12,310,664
Taiwan 6.4%
Parade Technologies Ltd.	172,000	10,749,649
Sinbon Electronics Co., Ltd.	539,000	4,861,863
Universal Vision Biotechnology Co., Ltd.	199,000	1,931,757
Voltronic Power Technology Corp.	157,495	7,948,065
Total		25,491,334
United Kingdom 16.9%
Abcam PLC(b)	159,164	2,876,903
Auto Trader Group PLC	760,050	6,274,429
Dechra Pharmaceuticals PLC	249,859	13,265,542
Diploma PLC	270,766	9,295,610
Common Stocks (continued)
Issuer	Shares	Value ($)
Genus PLC	141,683	5,252,359
Intermediate Capital Group PLC	411,938	9,563,997
Porvair PLC	619,390	5,126,069
Rightmove PLC	1,437,685	11,881,952
Safestore Holdings PLC	203,192	3,576,770
Total		67,113,631
United States 1.9%
Inter Parfums, Inc.	83,516	7,353,584
Vietnam 1.1%
Asia Commercial Bank JSC(b)	1,529,900	2,204,900
FPT Corp.	444,200	2,075,766
Total		4,280,666
Total Common Stocks (Cost $297,659,584)		382,842,888

Securities Lending Collateral 0.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.194%(d),(e)	252,313	252,313
Total Securities Lending Collateral (Cost $252,314)		252,313

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(d),(f)	9,647,692	9,643,833
Total Money Market Funds (Cost $9,643,812)		9,643,833
Total Investments in Securities (Cost $307,555,710)		392,739,034
Obligation to Return Collateral for Securities Loaned		(252,313)
Other Assets & Liabilities, Net		4,589,397
Net Assets		$397,076,118

At March 31, 2022, securities and/or cash totaling $409,799 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	106	06/2022	USD	5,965,150	375,710	—
2	Wanger International | First Quarter Report 2022

Portfolio of Investments   (continued)
Wanger International, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at March 31, 2022. The total market value of securities on loan at March 31, 2022 was $240,005.
(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $1,399,028, which represents 0.35% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(e)	Investment made with cash collateral received from securities lending activity.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	3,341,553	30,134,140	(23,831,949)	89	9,643,833	(719)	2,481	9,647,692
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Wanger International | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7062_12_A01_(05/22)